Acquisition of Bao Li Gaming Promotion Limited (Details) (USD $)	12 Months Ended
	Dec. 31, 2012
Rolling Chip TurnoverTarget ForBase Earnout Payments Shares First Year - 2013	$ 2,500,000,000
Rolling Chip TurnoverTarget ForBase Earnout Payments Shares Second Year - 2014	2,500,000,000
Rolling Chip TurnoverTarget ForBase Earnout Payments Shares Third Year - 2015	2,500,000,000
Base EarnoutCash Payments Shares First Year - 2013	13,000,000
Base EarnoutCash Payments Shares Second Year - 2014	13,000,000
Base EarnoutCash Payments Shares Third Year - 2015	13,000,000
Base EarnoutShares First Year - 2013	625,000
Base EarnoutShares Second Year - 2014	625,000
Base EarnoutShares Third Year - 2015	625,000
Incremental Earnout Payment Shares First Year - 2013	0	[1]
Incremental Earnout Payment Shares Second Year - 2014	0	[1]
Incremental Earnout Payment Shares Third Year - 2015	$ 0	[1]

[1]	For each $25,000,000 increment in which the rolling chip turnover target for such year is exceeded, the Company shall pay an additional $130,000 and 6,250 Ordinary Shares will be issued.